Net Interest Income(Table)	12 Months Ended
Dec. 31, 2020
Interest Revenue Or Expense Net Abstract [Abstract]
Interest Income And Interest Expense Disclosure Table Text Block [Text Block]

Details of interest income, expense and net interest income for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	9,236	￦	2,685	￦	649
Securities measured at fair value through profit or loss		713,058		668,377		647,840
Loans measured at fair value through profit or loss		26,066		33,001		10,876
Securities measured at fair value through other comprehensive income		718,327		774,864		719,434
Loans measured at fair value through other comprehensive income		2,373		14,708		7,899
Due from financial institutions measured at amortized cost		109,155		150,635		92,155
Securities measured at amortized cost		604,709		599,519		627,201
Loans measured at amortized cost		11,431,359		12,247,493		12,177,822
Others		120,286		147,905		201,871

		13,734,569		14,639,187		14,485,747

Interest expenses
Deposits		3,041,739		3,481,121		2,916,794
Borrowings		544,562		596,425		572,946
Debentures		1,148,729		1,240,566		1,186,310
Others		94,611		124,288		87,423

		4,829,641		5,442,400		4,763,473

Net interest income	￦	8,904,928	￦	9,196,787	￦	9,722,274

Interest Income Recognized On Impaired Loans Explanatory	Interest income recognized on impaired loans is ￦48,974 million, ￦ 54,033 million and ￦ 56,606 million for the years ended December 31, 2018, 2019 and 2020, respectively.